Property, Plant and Equipment, Net (Details) - Schedule of Property and Equipment ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	¥ 19,476	$ 2,686	¥ 20,442
Less: Accumulated depreciation	(5,430)	(749)	(4,160)
Total construction in progress	14,046	1,937	16,282
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	754	104	754
Computer and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	1,235	170	1,235
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	13,297	1,834	14,370
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	187	26	187
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	¥ 4,003	$ 552	¥ 3,896